Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in the consolidated financial statements because the Company cannot be assured that it is more likely than not that it will utilize the net operating losses carried forward in future years. The Company did not incur any income tax expense for the years ended December 31, 2017, and 2016. At December 31, 2017, $6,758,513 of federal and state net operating losses were available to the Company to offset future taxable income, which will expire commencing in 2030. Given the short history of the Company and the uncertainty as to the likelihood of future taxable income, the Company has recorded a 100% valuation reserve against the anticipated recovery from the use of the net operating losses created at the inception or generated thereafter. The Company will evaluate the appropriateness of the valuation allowance on an annual basis and adjust the allowance as considered necessary. There is a potential that the NOL not be able to be used. The company is currently evaluating the ability to use the NOL in future periods.

The items accounting for the difference between income taxes computed at the statutory rates and the provisions for income taxes are as follows for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Net income (loss) before taxes	$(700,483)	$13,501,925
Statutory rate	34%	34%

Computed expected tax (recovery)	$(238,164)	$4,590,655
Depreciation	-	2,252
Accretion	61,443	693,784
Gain/Loss on derivatives and convertible notes	(100,039)	(14,166,232)
Gain/Loss on write-down of assets and liabilities	130	413,285
Net operating loss	(119,441)	(8,466,256)
Valuation allowance	119,441	8,466,256

Net deferred taxes	$–	$–

The Company follows the provisions of FASB ASC Subtopic 740-10-65-1, Income Taxes. As of December 31, 2017, and 2016, the valuation allowance was $6,526,656 and $6,407,215, respectively. The change in the valuation allowance was $119,441 and $8,228,044 for the years ended December 31, 2017 and 2016. As of December 31, 2017, and 2016, the Company did not recognize any liability for unrecognized tax benefits.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the U.S., federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign sourced earnings. As of December 31, 2017, the Company has not completed the accounting for the tax effects of enactment of the Act; however, as described below, it has made a reasonable estimate of the effects on existing deferred tax balances. These amounts are provisional and subject to change operations.